PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.9%
Municipal Bonds 98.6%
Alameda Corridor Trans. Auth. Rev.,
Cap. Apprec., Series 1999, NATL	3.563%(t)	10/01/34	760	$566,142
Sr. Lien, Series A, AGM	5.000	10/01/43	1,000	1,097,353
Anaheim Hsg. & Pub. Impvts. Auth. Rev.,
Series A	5.000	10/01/36	300	323,088
Series A	5.000	10/01/37	300	321,838
Series A	5.000	10/01/38	500	536,281
Series B, Rfdg.	5.000	10/01/37	450	482,757
Series B, Rfdg.	5.000	10/01/38	725	777,665

Anaheim Pub. Fing. Auth. Rev., Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.377(t)	09/01/36	1,500	1,063,970
Bay Area Toll Auth. Rev., Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	1,110	1,082,616
Beaumont Unif. Sch. Dist., Cap. Apprec., Elect. 2008, Series C, GO, AGM	4.117(t)	08/01/40	2,365	1,327,432
Burbank-Glendale-Pasadena Arpt. Auth. Brick Campaign Rev.,
Series B, Rfdg., AMT	5.000	07/01/32	1,000	1,092,384
Series B, Rfdg., AMT	5.000	07/01/35	1,380	1,533,392
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,940	2,966,807
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,320	1,376,052
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	2,380	2,401,894
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.020(cc)	02/01/52	1,120	1,071,685
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 02/01/36)	5.000(cc)	04/01/56	2,250	2,426,628
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 04/01/32)	5.000(cc)	05/01/54	3,045	3,214,637
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 08/01/29)	5.000(cc)	12/01/53	1,810	1,886,363
Sustainable Bonds, Clean Energy Proj., Series B	5.000	03/01/36	2,000	2,098,900
Sustainable Bonds, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	360	363,625
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	4,000	4,236,333
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	4,000	4,166,443
Sustainable Bonds, Clean Energy Proj., Series D	5.000	11/01/27	250	254,035
Sustainable Bonds, Clean Energy Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	10/01/56	4,600	4,966,230
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,060	1,116,912
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	1,500	1,622,556
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	2,820	2,988,973
Sustainable Bonds, Clean Energy Proj., Series G	5.000	12/01/35	1,665	1,821,494
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	3,160	3,329,681
Sustainable Bonds, Clean Energy Proj., Series H (Mandatory put date 08/01/33)	5.000(cc)	01/01/56	2,000	2,163,418
Sustainable Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,665	2,767,791
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	660,952
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,220,127
Sr. Series A, Rfdg.	5.000	06/01/29	1,915	2,028,450
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,006,271

California Edl. Facs. Auth. Rev., Stanford Univ., Series 5 (Mandatory put date 03/01/35)	5.000(cc)	03/01/55	1,000	1,177,121
California Enterprise Dev. Auth. Rev.,
Milken Cmnty. Sch. Proj., Series A, Rfdg.	5.000	07/01/33	1,735	1,925,368
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	686,550
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,021,161
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B	5.500	11/01/59	1,000	1,024,148
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,116,687
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,647,429
El Camino Hlth., Series A, Rfdg.	5.000	02/01/35	375	438,027
El Camino Hlth., Series A, Rfdg.	5.250	02/01/48	1,000	1,075,262
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,565	2,760,647
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,439
Providence St. Joseph Hlth., Series A, Rfdg.	4.000	10/01/26	400	400,843
Providence St. Joseph Hlth., Series A, Rfdg.	5.000	10/01/28	455	457,484
Providence St. Joseph Hlth., Series A, Rfdg.	5.000	10/01/29	200	201,128
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	3,370	3,441,527
Rady Childrens Hlth., Series B-3, Rfdg. (Mandatory put date 08/15/36)	5.000(cc)	08/15/65	2,500	2,901,673
Sustainable Bonds, On Lok Sr. Hlth. Svcs., Rfdg.	3.000	08/01/27	310	309,442
Sutter Hlth., Series A	5.000	11/15/30	500	515,421
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,135,675
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	907,036
California Hsg. Fin. Agcy. Rev.,
300 De Haro Venture LP, Series P (Mandatory put date 07/01/26)	3.250(cc)	06/01/55	1,000	1,001,297
Banana Belt Apts., Series B-1 (Mandatory put date 11/01/26)	2.800(cc)	11/01/59	3,000	2,985,389
Pinnacle Pass Apts., Series P-1 (Mandatory put date 12/01/26)	2.950(cc)	06/01/59	2,000	1,998,808
Santa Monica Christian Towers, Series I (Mandatory put date 10/01/26)	2.600(cc)	10/01/47	500	485,685
Series 2019-2, Class A	4.000	03/20/33	2,851	2,867,749
Series 2021-1, Class A	3.500	11/20/35	3,086	3,052,098
Series 2021-2, Class A	3.750	03/25/35	933	931,881

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hsg. Fin. Agcy. Rev., (cont’d.)
Shoreview Apts., Series T	3.750%	07/01/34	880	$878,577
SISAL Apts.	3.700	11/01/37	1,000	1,000,394
Sustainability Bonds, Series A	3.850	08/01/32	1,590	1,631,027
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	1,005	999,550
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	880	865,506
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	2,000	2,038,565
Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	2,500	2,500,052
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	750	746,401
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,235	2,252,385
The J. Paul Getty Trust, Series B, Rfdg. (Mandatory put date 10/01/26)	5.000(cc)	10/01/47	915	918,925
UCSF Clinical & Life Science Buildings	5.000	05/15/38	2,750	3,149,422
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	140	140,000
Asteria Flats, Series A (Mandatory put date 12/01/26)(hh)	3.000(cc)	06/01/45	2,875	2,875,000
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	2,000	2,084,118
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/27	1,300	1,319,786
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	790,988
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/39	1,575	1,617,829
CHF-Davis II, LLC, Orchard Park Student Hsg. Proj., BAM	5.000	05/15/31	490	538,852
Crenshaw Apts. Proj., Sr. Credit Enhanced, Series A	3.750	12/01/35	3,000	2,967,334
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,276,017
Gateways Hosp. & Mental Hlth. Ctr., Series A	5.000	09/01/41	635	668,777
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	995,294
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	863,971
Humangood Calif. Oblig. Grp., Series A, Rfdg.	5.000	10/01/41	1,950	2,050,085
Humangood Calif. Oblig. Grp., Series A, Rfdg.	5.000	10/01/43	1,000	1,040,333
Muni. Ctfs., Series 2025-1, Class A-2	3.439(cc)	02/20/41	2,472	2,189,574
Oaks on Balboa, Series A-1 (Mandatory put date 10/01/26)	3.150(cc)	08/01/59	2,000	1,999,517
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,543,893
Repub. Svcs. Inc. Proj., Rmkt., AMT (Mandatory put date 07/15/26)	3.250(cc)	07/01/51	1,000	1,000,217
Repub. Svcs. Inc. Proj., Series A (Mandatory put date 06/15/26)	2.800(cc)	03/01/56	1,000	998,700
Repub. Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 10/01/26)	2.950(cc)	07/01/41	2,500	2,493,202
Series 1, Class A-1	4.050	07/20/41	2,496	2,465,734
Series 2025-1, Class A-1	3.439(cc)	02/20/41	1,977	1,788,665
Series A-1	4.216(cc)	11/20/40	1,990	1,961,672
SFMTA Potrero Yard Modernization Proj., Series B	5.000	06/30/32	2,500	2,688,559
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	295,872
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,386,981
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,037,325
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	1,320	1,360,856
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,340	1,402,340
Sustainable Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/41	500	502,207
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,841
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	981,788
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	370	371,942
Town & Country Manor, Rfdg.	5.000	07/01/39	595	620,621
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	765,901
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,375	2,391,330
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/02/28)	3.450(cc)	10/01/41	250	250,020
Waste Mgmt. Inc. Proj., Series A, Rmkt., (Mandatory put date 02/01/28), 144A	3.300(cc)	02/01/39	100	98,909
Waste Mgmt. Inc. Proj., Series B, AMT (Mandatory put date 09/01/28)	3.375(cc)	09/01/50	2,000	1,998,865
Wste. Mgmt. Inc. Proj., Series B (Mandatory put date 06/01/26)	2.875(cc)	10/01/45	1,000	1,000,000
Wste. Mgmt. Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/26)	3.450(cc)	12/01/44	1,550	1,552,078
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,023,101
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	5,000
Repub. Svcs. Inc. Proj., Rmkt., Rfdg., AMT (Mandatory put date 08/17/26), 144A	2.875(cc)	07/01/43	1,750	1,747,536
California Pub. Fin. Auth. Rev.,
PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	500,050
PIH Hlth., Series A, Rfdg.	5.000	06/01/27	660	671,930
PIH Hlth., Series A, Rfdg.	5.000	06/01/29	270	284,862
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,000,164
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	299,964
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	680,502
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	600	619,847
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,019,598
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,500,661
Unrefunded, Aspire Pub. Schs., Rfdg., 144A	5.000	08/01/26	700	700,521
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	499,041
GO	5.000	08/01/39	2,265	2,595,461
GO, Rfdg.	3.000	03/01/29	500	496,504
GO, Rfdg.	3.250	04/01/45	1,000	868,687
GO, Rfdg.	4.000	09/01/26	1,500	1,504,796
GO, Rfdg.	4.000	09/01/34	1,000	1,078,181

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California St., (cont’d.)
GO, Rfdg.	5.000%	11/01/26	2,075	$2,097,160
GO, Rfdg.	5.000	08/01/28	2,425	2,496,734
GO, Rfdg.	5.000	08/01/28	2,005	2,116,589
GO, Rfdg.	5.000	04/01/33	1,000	1,064,327
GO, Rfdg.	5.000	08/01/34	500	579,507
GO, Rfdg.	5.000	03/01/35	1,100	1,280,692
GO, Rfdg.	5.000	08/01/39	1,210	1,360,641
GO, Rfdg.	5.000	03/01/42	1,000	1,121,970
GO, Rfdg.	5.000	10/01/43	1,250	1,404,478
GO, Rfdg.	5.000	09/01/44	1,120	1,226,419
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,691,348
Unrefunded, GO, Rfdg.	5.500	04/01/30	5	5,011
Var. Purp., GO	3.000	03/01/28	2,000	2,014,674
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,583,386
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,004,324
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	920,746
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	2,565	2,881,894

California St. Univ. Rev., Series A, Rfdg.	5.000	11/01/28	150	150,162
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	685,757
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,002,252
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,631,534
Heritage Park Apts. Proj., Series A	3.700	04/01/35	3,000	2,984,027
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,400,505
Kaiser Foundation Hosps., Series B, 144A	5.000	10/01/35	3,000	3,423,613
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	1,001,116
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,913,920
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,123,421
Spl. Assment., Series A-1	5.000	09/02/29	315	330,182
Spl. Assment., Series A-1	5.000	09/02/30	340	358,523
Spl. Assment., Series A-1	5.000	09/02/31	360	382,524
Spl. Assment., Series C-1	5.000	09/02/33	355	380,424
Spl. Tax, Series C-2	4.250	09/02/40	215	213,078
Spl. Tax, Series C-2	4.250	09/02/41	230	227,880
Spl. Tax, Series C-2	5.000	09/02/46	860	884,114
Sr. Oak Park Apts. Proj., Series H (Mandatory put date 09/01/35)	4.250(cc)	09/01/67	2,000	2,043,531

Central Valley Energy Auth. Rev., (Mandatory put date 08/01/35)	5.000(cc)	12/01/55	1,000	1,065,885
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	501,065
Freddie Mac Multifamily Cert. Rev.,
Series ML-18, Class XCA	1.418(cc)	09/25/37	9,486	979,841
Sustainability Bonds, Series ML-25, Class XCA	3.427(cc)	11/25/38	1,471	1,380,093

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bonds, Series ML-13, Class XCA	0.960(cc)	07/25/36	15,635	666,562
Garvey Sch. Dist., GO, AGM	3.601(t)	08/01/35	3,000	2,162,409
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,104,545
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	682,983
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	767,363
Jurupa Unif. Sch. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 6, Zone 2, Series A	5.000	09/01/33	620	632,265
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	109	109,274
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,725	4,056,314
Series A	5.500	11/15/30	1,475	1,595,062
Series A	5.500	11/15/32	440	485,185
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,115,990
Sr. Bonds, Pvt. Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,054,689
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	959,178
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,653,388

Los Angeles Cnty. Dev. Auth. Rev., Century Restorative Care Vlg. Phase I, Series C (Mandatory put date 09/01/26)	3.350(cc)	09/01/59	1,200	1,201,261
Los Angeles Cnty. Pub. Wks. Fing. Auth. Rev., Series J, Rfdg.	5.000	12/01/37	1,150	1,334,731
Los Angeles Dept. Arpts. Rev.,
Sr. Bonds, Pvt. Activity, Series G, AMT	5.000	05/15/28	1,250	1,301,294

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Dept. Arpts. Rev., (cont’d.)
Sr. Bonds, Pvt. Activity, Series H, Rfdg., AMT	5.500%	05/15/37	1,100	$1,210,429
Sustainable Bonds, Sub. Pvt. Activity, Series A, Rfdg., AMT	5.250	05/15/40	1,500	1,661,878

Los Angeles Dept. of Arpts. Rev., Sub. Series C, AMT	5.000	05/15/32	1,300	1,334,756
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	499,798
Series A	5.000	07/01/43	1,115	1,133,591
Series A, Rfdg.	5.000	07/01/26	1,250	1,252,027
Series A, Rfdg.	5.000	07/01/28	1,040	1,073,321
Series A, Rfdg.	5.000	07/01/29	435	462,284
Series A, Rfdg.	5.000	07/01/39	1,390	1,506,180
Series A, Rfdg., BAM	5.250	07/01/45	1,000	1,084,361
Series B, Rfdg.	5.000	07/01/26	160	160,270
Series B, Rfdg.	5.000	07/01/31	2,525	2,761,733
Series B, Rfdg.	5.000	07/01/38	250	272,531
Series B, Rfdg.	5.000	07/01/39	1,545	1,674,134
Series C	5.000	07/01/26	320	320,515
Series D, Rfdg.	5.000	07/01/26	200	200,260
Series D, Rfdg.	5.000	07/01/26	190	190,317

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series A	5.000	07/01/26	160	160,259
Los Angeles Hsg. Auth. Rev.,
One San Pedro Phase I, Series B (Mandatory put date 08/01/26)	3.250(cc)	02/01/29	700	699,996
TEBS Homekey Portf., Series A	3.750	04/01/34	1,998	1,989,689

Los Angeles Muni. Impvt. Corp. Rev., Los Angeles Convention Ctr. Series A	5.000	05/01/43	1,650	1,810,650
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,228,010
New Hampshire Business Fin. Auth. Rev., Sustainable Cert., Series 2024-4, Class ACA	3.809(cc)	07/20/39	988	967,307
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,297,546
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series B-1, Class 2, Rfdg.	4.000	06/01/49	220	222,660
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,561,281
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,152,426
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,512,352

Oxnard Sch. Dist., BANS-CABS, GO	2.983(t)	02/01/31	5,650	4,823,209
Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000	09/01/39	745	808,752
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	0.000(t)	08/01/26	1,585	1,576,898
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,760,430

Port of Los Angeles Rev., Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,235,617
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	756,722
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,177
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,293
Series H, Rfdg.	5.000	11/01/29	440	467,304
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,424,832
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,550	1,632,236
Puerto Rico Comnwlth.,
Restructured, CABS, Series A, GO	4.211(t)	07/01/33	1,800	1,309,513
Restructured, Series A-1, GO	5.750	07/01/31	1,360	1,472,043
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,660	1,749,600
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,402,318
San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,102,320
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.235(t)	07/01/29	1,000	905,620
Restructured, Series A-1, CABS	3.623(t)	07/01/33	2,449	1,898,647
Series A-1, CABS	3.460(t)	07/01/27	2,130	2,051,901

Rancho Cordova, Spl. Tax, No. 2003-1 Sunridge Anatolia, Rfdg.	4.000	09/01/27	425	425,391
Riverside Cnty. Pub. Fing. Auth., Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc., Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,156,968
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,103,100
Sacramento Cnty. Arpt. Sys. Rev.,
Series C, Rfdg., AMT	5.000	07/01/31	600	622,585
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/35	1,000	1,106,324
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/36	750	826,714

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Sacramento Cnty. Arpt. Sys. Rev., (cont’d.)
Sub. Bonds, AMT, Series D, AGM	5.000%	07/01/37	750	$819,873
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Series B, AMT	5.000	07/01/42	1,500	1,511,082
Sr. Pvt. Activity, AMT, Series B	5.250	07/01/38	2,500	2,801,072
Sub. Series B, AMT	5.000	07/01/34	1,000	1,076,316
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,041,345
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,455,085
San Diego Unif. Sch. Dist.,
Elect. of 2008, Series SR-4C, GO, Rfdg.	5.000	07/01/34	1,000	1,167,422
Elect. of 2012, Series ZR-5C, GO, Rfdg.	5.000	07/01/40	1,000	1,123,182
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	400,027
2nd Series A, Rfdg.	5.000	05/01/35	1,000	1,112,829
2nd Series A, Rfdg., AMT	5.250	05/01/43	1,000	1,078,632
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,106,876
Series B, Rfdg.	5.000	05/01/41	3,500	3,500,006

San Francisco Cnty. Trans. Auth. Sales Tax Rev., Ltd. Tax Bonds	3.000	02/01/31	1,000	986,042
San Joaquin Valley Clean Energy Auth., Sustainable Bonds, Clean Energy Proj., Series A (Mandatory put date 07/01/35)	5.500(cc)	01/01/56	2,400	2,646,058
San Jose Redev. Agy. Successor Agy., Tax Alloc., Series A, Rfdg.	5.000	08/01/35	450	460,268
San Marcos Unif. Sch. Dist., Elect. of 2010, Series B, CABS, GO	3.939(t)	08/01/39	2,780	1,663,043
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,079
Santa Clara Elec. Rev., Silicon Valley Pwr., Series A	5.000	07/01/42	2,500	2,770,815
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.821(t)	08/01/29	1,250	1,143,706
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.558(t)	08/01/28	1,055	998,319
Southern Calif. Pub. Pwr. Auth. Rev.,
Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,513,450
Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,095	2,185,358
Southern Transmn. Sys. Renewal Proj., Series 1, BAM	5.000	07/01/36	360	404,900

Southern Calif. Tob. Secur. Auth. Rev., San Diego Co. Asset Secur. Corp. Series A, Class A-1, Rfdg.	5.000	06/01/35	530	556,138
Territory of Guam. Rev.,
Series F, Rfdg.	5.000	01/01/28	250	256,313
Series F, Rfdg.	5.000	01/01/31	1,525	1,625,044
Series G, Rfdg.	5.000	01/01/29	270	280,962
Series G, Rfdg.	5.250	01/01/37	1,850	2,044,699
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,271,160
Series BS, Rfdg.	5.000	05/15/43	2,035	2,230,513
Series BV, Rfdg.	5.000	05/15/41	1,000	1,108,628
Series BZ, Rfdg.	5.250	05/15/39	2,000	2,310,229
Series CB	5.000	05/15/38	3,000	3,417,699
Series CD	5.250	05/15/40	2,000	2,419,539
Series CE, Rfdg.	5.000	11/15/39	1,750	2,063,272
Series CF, Rfdg.	5.250	11/15/41	1,065	1,226,931
Vernon Elec. Sys. Rev.,
Series A	5.000	10/01/27	305	312,462
Series A	5.000	04/01/28	2,470	2,547,443

Virgin Islands Trans. & Infrast. Corp. Rev., Garvee Loan Note, Rfdg.	5.000	09/01/36	1,750	1,964,306
West Sacramento Enhanced Infrast. Fing. Dist. No. 1,
Tax Alloc., AGM	5.000	09/01/40	1,035	1,149,511
Tax Alloc., AGM	5.000	09/01/45	1,500	1,596,580

Total Municipal Bonds (cost $385,785,492)				387,491,982
U.S. Treasury Obligations(k) 0.3%
U.S. Treasury Notes	3.500	09/30/26	225	224,780

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.875%	07/31/27	1,000	$999,219

Total U.S. Treasury Obligations (cost $1,226,248)				1,223,999

Total Long-Term Investments (cost $387,011,740)				388,715,981

Short-Term Investment 0.8%

	Shares
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $3,223,260)(wb)	3,223,260	3,223,260

TOTAL INVESTMENTS 99.7% (cost $390,235,000)		391,939,241
Other assets in excess of liabilities(z) 0.3%		1,175,386

Net Assets 100.0%		$393,114,627

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
CDX—Credit Derivative Index
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
LP—Limited Partnership
NATL—National Public Finance Guarantee Corp.
Q—Quarterly payment frequency for swaps
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2026	$206,563	$(423)
76	20 Year U.S. Treasury Bonds	Sep. 2026	8,528,625	(120,196)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	1,029,656	(10,561)
				$(131,180)

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Credit default swap agreement outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	15,630,000	$(269,577)	$(378,710)	$(109,133)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM California Muni Income Fund